Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases
8.	LEASES

Operating leases as lessee

As of June 30, 2024 and December 31, 2023, the Company had operating leases recorded on its consolidated balance sheets for certain office spaces and warehouses that expire on various dates through 2032. The Company terminated leases for certain facilities with lower usage. The termination of the leases reduced operating ROU assets of approximately $0.6 million and operating lease liabilities of approximately $0.6 million, respectively, during such periods. The Company does not plan to cancel the remaining existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of June 30, 2024	As of December 31, 2023

Assets
Operating lease right-of-use assets, net	$15,832	$18,020

Liabilities
Operating lease liabilities, current	$5,494	$6,315
Operating lease liabilities, non-current	$9,544	$10,899

Weighted average remaining lease term (in years)	4.50	4.67
Weighted average discount rate (%)	5.84	5.84

Information related to operating lease activities during the six months ended June 30, 2024 and 2023 is set forth below:

	For the Six Months Ended June 30,
	2024	2023
Operating lease right-of-use assets obtained in exchange for lease liabilities	$1,023	$1,725

Operating lease expense
Amortization of right-of-use assets	3,105	4,515
Interest of lease liabilities	494	694
Total	$3,599	$5,209

Maturities of lease liabilities were as follows:

Lease Liabilities
Twelve months ending June 30,
2024	$5,669
2025	4,070
2026	1,863
2027	1,730
2028	1,060
Thereafter	2,861
Total lease payments	17,253
Less: imputed interest	(2,215)
Total	$15,038